SUTHERLAND ASBILL & BRENNAN LLP www.sutherland.com

CYNTHIA M. KRUS

DIRECT LINE: 202.383.0218

E-mail: Cynthia.krus@sutherland.com

June 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	THL Credit, Inc.
Registration Statement on Form N-2

Dear Sir/Madam:

On behalf of THL Credit, Inc. (the “Company”), we transmitted for filing under the Securities Act of 1933 (the “Securities Act”) the Company’s registration statement on Form N-2 (the “Registration Statement”) on June 22, 2011 for the registration of $250,000,000 of shares of our common stock, par value $0.001 per share, preferred stock, par value $0.001 per share, warrants representing rights to purchase shares of our common stock, preferred stock or debt securities, subscription rights or debt securities (the “Securities”). The Registration Statement relates to the shelf offering of the Company’s Securities under Rule 415 of the Securities Act.

The Company respectfully requests that the staff of the Securities and Exchange Commission afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (February 15, 1984). The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in the Company’s registration statement on Form N-2 (File No. 333-159636), except for the updating of financial information and certain other data.

Please let us know if you would like a courtesy copy of the Registration Statement. If you have any questions or comments regarding the Registration Statement, please do not hesitate to call me.

Sincerely,

/s/ Cynthia M. Krus

ATLANTA	AUSTIN	HOUSTON	NEW YORK	WASHINGTON DC